Investment in RealD (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Ending Balance	$ 13,707	$ 9,709
Investment In Real D
Schedule of Equity Method Investments [Line Items]
Beginning Balance	9,709	27,993
Fair value of options earned		3,402	18,909
Exercise of options at $0.00667 per share		8
Unrealized holding gain (loss)	3,998	(21,694)	9,084
Ending Balance	$ 13,707	$ 9,709	$ 27,993